Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Assets [Abstract]
Summary of Other Financial Assets
(1)	Other financial assets as of December 31, 2023 and 2024 are as follows:

			2023		2024
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		139,178	966,421	115,161	901,953
Less: Allowance for doubtful accounts			(10)	(80,783)	(5,156)	(66,838)
Less: Present value discount			(1,007)	(35,468)	(1,084)	(35,888)

			138,161	850,170	108,921	799,227

Long-term / short-term financial instruments			578,578	833,737	1,147,929	812,211

		￦	716,739	1,683,907	1,256,850	1,611,438

Summary of Loans and Receivables
(2)	Loans as of December 31, 2023 and 2024 are as follows:

		2023
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,497	—	(1,007)	29,490
Loans for housing		35,560	—	—	35,560
Other loans		73,121	(10)	—	73,111

		139,178	(10)	(1,007)	138,161

Long-term loans
Loans for tuition		419,684	(24,745)	(35,468)	359,471
Loans for housing		301,840	—	—	301,840
Loans for related parties		222,014	(43,640)	—	178,374
Other loans		22,883	(12,398)	—	10,485

		966,421	(80,783)	(35,468)	850,170

	￦	1,105,599	(80,793)	(36,475)	988,331

		2024
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,484	(5,156)	(1,084)	28,244
Loans for housing		43,171	—	—	43,171
Other loans		37,506	—	—	37,506

		115,161	(5,156)	(1,084)	108,921

Long-term loans
Loans for tuition		364,685	(4,888)	(35,888)	323,909
Loans for housing		266,208	—	—	266,208
Loans for related parties		260,227	(61,950)	—	198,277
Other loans		10,833	—	—	10,833

		901,953	(66,838)	(35,888)	799,227

	￦	1,017,114	(71,994)	(36,972)	908,148

Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables
(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Beginning balance	￦	52,677	54,837	80,793
Bad debt expense		2,180	16,394	3,727
Write-off		—	—	(12,526)
Other		(20)	9,562	—

Ending balance	￦	54,837	80,793	71,994

Summary of Long-Term and Short-Term Financial Instruments
(4)	Long-term and short-term financial instruments as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	363,286	145,336	823,806	135,995
CD		—	—	40,000	—
Others		215,292	688,401	284,123	676,216

	￦	578,578	833,737	1,147,929	812,211